Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Japan
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 765,781	¥ 895,898
Fair value of plan assets	650,680	739,581
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	740,658	870,314
Fair value of plan assets	650,680	739,581
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	340,589	473,860
Fair value of plan assets	283,701	391,054
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	321,630	455,164
Fair value of plan assets	¥ 277,541	¥ 386,223